INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current taxes:
Income tax and social contribution expense	R$ (6,622,719)	R$ (4,854,205)	R$ (5,945,141)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	11,152,253	1,352,590	(3,618,473)
Use of opening balances of:
Social contribution loss	(148,548)	(44,551)	(132,605)
Income tax loss	(176,932)	(45,106)	(176,144)
Addition for:
Social contribution loss	34,413	78,056	117,270
Income tax loss	55,947	348,376	283,530
Total deferred tax benefit (expense)	10,917,133	1,689,365	(3,526,422)
Income tax benefit/ (expense)	R$ 4,294,414	R$ (3,164,840)	R$ (9,471,563)